Accounts Receivable Financing Facility	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounts Receivable Financing Facility [Abstract]
ACCOUNTS RECEIVABLE FINANCING FACILITY

NOTE 12 – ACCOUNTS RECEIVABLE FINANCING FACILITY

Fasanara Participation Arrangement — 42 Telecom Ltd

42 Telecom, a wholly owned subsidiary of the Company, is party to a Master Participation Agreement dated February 20, 2025 with Fasanara Securitisation S.A. (“Fasanara”), pursuant to which Fasanara provides funding against a specified percentage of trade receivables arising from telecommunications services. 42 Telecom retains servicing responsibilities, maintains direct customer relationships, and retains a portion of the credit risk associated with the receivables. The arrangements are undisclosed, meaning customers are not notified of Fasanara’s participation. Accordingly, the participation arrangements do not meet the criteria for sale accounting under ASC 860, Transfers and Servicing of Financial Assets, and are accounted for as receivables financing. The outstanding funded amount as of June 30, 2026 and December 31, 2025, $0 and $332, recognized as current liabilities in the unaudited consolidated balance sheets.

Customer payments are remitted to a bank account maintained at Goldman Sachs used exclusively for customer collections under the arrangement. Because the Company does not control or have withdrawal rights over this account, amounts held therein do not meet the definition of cash or cash equivalents or restricted cash under ASC 305, Cash and Cash Equivalents and are classified within other current assets as a settlement receivable. Accounts receivable are reduced upon customer remittance as the customer’s obligation is extinguished at that time. The Fasanara financing liability is not reduced until customer collections are contractually settled or applied against the outstanding balance.

Fasanara Participation Arrangement — Telvantis Voice Services, Inc.

Telvantis Voice Services, Inc. is also party to a receivables financing arrangement with Fasanara, assumed by the Company in connection with the acquisition of Telvantis on December 31, 2025. The arrangement operates on substantially the same basis as the 42 Telecom facility described above. During the three and six months ended June 30, 2026, Telvantis utilized this facility in the ordinary course of its operations. As of June 30, 2026 and December 31, 2025, the outstanding balance was $17,457 and $12,342, respectively, recognized as a current liability in the unaudited condensed consolidated balance sheets.

NOTE 13 – ACCOUNTS RECEIVABLE FINANCING FACILITY

Fasanara Participation Arrangement — 42 Telecom Ltd

42 Telecom, a wholly owned subsidiary of the Company, is party to a Master Participation Agreement dated February 20, 2025 with Fasanara Securitisation S.A. (“Fasanara”), pursuant to which Fasanara provides funding against a specified percentage of trade receivables arising from telecommunications services. 42 Telecom retains servicing responsibilities, maintains direct customer relationships, and retains a portion of the credit risk associated with the receivables. The arrangements are undisclosed, meaning customers are not notified of Fasanara’s participation. Accordingly, the participation arrangements do not meet the criteria for sale accounting under ASC 860, Transfers and Servicing of Financial Assets, and are accounted for as receivables financing. The outstanding funded amount $331,432 recognized as current liabilities in the consolidated balance sheets.

Customer payments are remitted to a bank account maintained at Goldman Sachs used exclusively for customer collections under the arrangement. Because the Company does not control or have withdrawal rights over this account, amounts held therein do not meet the definition of cash or cash equivalents or restricted cash under ASC 305, Cash and Cash Equivalents and are classified within other current assets as a settlement receivable. Accounts receivable are reduced upon customer remittance as the customer’s obligation is extinguished at that time. The Fasanara financing liability is not reduced until customer collections are contractually settled or applied against the outstanding balance.

Fasanara Participation Arrangement — Telvantis Voice Services, Inc.

In connection with the acquisition of Telvantis on December 31, 2025, the Company assumed a pre-existing receivables financing facility with Fasanara with an outstanding balance of $12,342,163, recognized at carrying value. There was no post-acquisition activity under this facility during the year ended December 31, 2025.